SHARE BASED COMPENSATION	12 Months Ended
Mar. 31, 2014
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

(11)   SHARE BASED COMPENSATION

2005 Share incentive plan

In April 2005, the Company adopted a share incentive plan (the “2005 Plan”), pursuant to which the Company is authorized to issue options to officers, employees, directors and consultants of the Group to purchase up to 2,894,000 of its common shares. In October 2007, the Company’s board of directors approved an increase in the number of shares reserved for issuance under the 2005 Plan to 3,310,300 shares. The 2005 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2005 Plan).

2008 Share incentive plan

On January 7, 2008, the Company adopted a share incentive plan (the “2008 Plan”), pursuant to which the Company is authorized to issue options and other share-based awards to officers, employees, directors and consultants of the Group to purchase up to 336,307 of its common shares, plus, unless the board of directors determines a lesser amount, an annual increase on January 1 of each calendar year beginning in 2009 equal to the lesser of 1) one percent of the number of shares issued and outstanding on December 31 of the immediately preceding calendar year, and 2) 336,307 shares. The 2008 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2008 Plan). As of March 31, 2014, 2,354,149 shares were reserved for issuance under the 2008 Plan.

Under both the 2005 Plan and 2008 Plan, share options are generally granted with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the option grant. Share options are granted at an exercise price equal to the fair market value of the Company’s share at the date of grant and expire 10 years from the grant date.

Under the 2008 Plan, nonvested shares are granted with a graded vesting as to 25% at the end of each year from the grant date over 4 years.

For the graded vesting share options and nonvested shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards.

During the year ended March 31, 2013, the Company extended the exercise period of vested share options of two employees upon their resignation. In addition, the Company also continued the vesting of certain unvested share options and nonvested shares of these former employees. The modification resulted in additional compensation expense of RMB1,294,834 recognized in the “general and administrative expense” for the year ended March 31, 2013.

In October 2013, 1,469,460 share options were granted to an officer 25% of the options vest on the first anniversary of the grant date with the remaining 75% vest evenly over the following three years. The exercise price of these options is USD2.50 per common share.

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	Years	USD
Outstanding as of March 31, 2011	3,262,650	2.96
Granted	—	—
Exercised	(27,864)	3.60
Forfeited	—	—
Expired	(446,444)	3.60
Outstanding as ofMarch 31, 2012	2,788,342	2.85
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(41,000)	3.60
Outstanding as ofMarch 31, 2013	2,747,342	2.84
Granted	1,469,460	2.50
Exercised	—	—
Forfeited	—	—
Expired	(2,135)	2.69
Outstanding as ofMarch 31, 2014	4,214,667	2.72
Vested and expected to vest as of March 31, 2014	4,214,667	2.72	4.68	Nil
Exercisable as of March 31, 2014	2,745,207	2.84	2.09	Nil

The aggregate intrinsic value of options outstanding and exercisable at March 31, 2014, was calculated based on the closing price of the Company’s common shares on March 31, 2014.

The total intrinsic value of options exercised in the years ended March 31, 2012, 2013 and 2014 are USD 28,775, USD nil and USD nil respectively.

Information relating to options outstanding and exercisable as of March 31, 2014 is as follows:

Options outstanding as of March 31, 2014			Options exercisable as of March 31, 2014
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
1,312,600	2.26	1.1	1,312,600	2.26	1.1
674,000	3.60	1.7	674,000	3.60	1.7
250,000	3.60	2.6	250,000	3.60	2.6
101,000	3.60	3.7	101,000	3.60	3.7
100,000	4.75	3.5	100,000	4.75	3.5
7,607	2.69	4.9	7,607	2.69	4.9
300,000	2.12	6.0	300,000	2.12	6.0
1,469,460	2.50	9.5	—	2.50	9.5
4,214,667	2.72	4.68	2,745,207	2.84	2.09

The Company calculated the fair value of the share options on the grant date using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

	Year Ended March 31,
	2012	2013	2014

Expected dividend yield	—	—	0%
Expected volatility	—	—	75%
Expected term	—	—	6.25
Risk-free interest rate (per annum)	—	—	1.77%

The expected volatility was based on the historical volatilities of the Company. The expected term was related to the period of time the options are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the United States treasury yield curve in effect at the time of grant.

Compensation expense for share options is allocated to the following expense items:

	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB
Cost of revenues	—	—	—
Research and development	—	—	—
Sales and marketing	42,914	—	—
General and administrative	547,231	306,659	3,946,384
Total share based compensation expense	590,145	306,659	3,946,384

As of March 31, 2014, RMB 10,991,832 of total unrecognized compensation expense related to nonvested share options is expected to be recognized over a weighted average period of approximately 3.52 years.

Nonvested shares

A summary of the nonvested shares activities for the year ended March 31, 2012, 2013 and 2014 is presented below:

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2011	306,000	2.949
Granted	1,060,000	4.963
Vested	(116,245)	2.076
Forfeited	(103,005)	4.470
Outstanding at March 31, 2012	1,146,750	4.788
Granted	100,000	2.015
Vested	(334,250)	(4.348)
Forfeited	(17,500)	1.904
Outstanding at March 31, 2013	895,000	4.633
Granted	280,000	2.145
Vested	(265,000)	4.963
Forfeited	(100,000)	2.015
Outstanding at March 31, 2014	810,000	3.989

The total fair value of shares vested during the years ended March 31, 2012, 2013 and 2014, was USD 527,371, USD 829,077 and USD 560,975 respectively.

In accordance with the share incentive agreement with the employees, upon the vesting of the nonvested shares, the Company may elect to repurchase certain number of vested shares at the fair market price, with the payment due employees withheld to meet the relevant minimum tax withholding requirements. For the years ended March 31, 2013 and 2014, the Company reacquired 44,564 and 51,676 vested shares upon the vesting of the nonvested shares for a consideration of RMB 913,453 and RMB 567,881 respectively to satisfy the minimum tax withholding obligation.

Compensation expense recognized for nonvested shares for the years ended March 31, 2012, 2013 and 2014 is allocated to the following expense items:

	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB
Cost of revenues	71,691	21,813	228,854
Research and development	189,462	308,577	336,869
Sales and marketing	344,226	702,683	454,503
General and administrative	11,068,873	10,239,490	5,568,300
Total share based compensation expense	11,674,252	11,272,563	6,588,526

As of March 31, 2014, RMB5,051,565 of total unrecognized compensation expense related to nonvested shares is expected to be recognized over a weighted average period of approximately 2.18 years.